Stockholders' Equity (Deficit) (Details Narrative) (10-K) - USD ($)														6 Months Ended		12 Months Ended
	May 15, 2018	Apr. 25, 2018	Mar. 14, 2018	Jan. 03, 2017	Jan. 03, 2017	Oct. 17, 2016	Oct. 05, 2016	Feb. 25, 2016	Jan. 26, 2016	Jan. 25, 2016	Jan. 25, 2016	Jan. 10, 2016	Dec. 29, 2015	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 19, 2018	May 02, 2018	Jan. 08, 2018	Apr. 04, 2014
Common stock, shares authorized														100,000,000		100,000,000	100,000,000
Preferred stock, shares authorized														5,000,000		5,000,000	5,000,000
Common stock par value														$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock par value														$ 0.0001		$ 0.0001	$ 0.0001
Debt instrument face amount																		$ 114,000
Debt interest rate																		1.90%
Compensation expense														$ 56,108	$ 56,108	$ 112,215	$ 599,499
Sale of stock, price per share						$ 3.58
Measurement input percentage							1.11%
Description on reverse stock split							As a result of the Reverse Split, each six (6) shares of Common Stock issued and outstanding prior to the Reverse Split were converted into one (1) share of common stock, and all options, warrants, and any other similar instruments convertible into, or exchangeable or exercisable for, shares of Common Stock were proportionally adjusted.
Common stock, shares issued														3,679,500		3,679,500	3,679,500
Common stock, shares outstanding														3,679,500		3,679,500	3,679,500
Legal fees		$ 252,925
Conversion price																$ 0.01
Class B convertible preferred stock, shares issued																198,875	198,875
Class B convertible preferred stock, shares outstanding																198,875	198,875
Class A Warrant [Member]
Number of warrants issued														61,083		61,083	61,083
Number of warrants outstanding														61,083		61,083	61,083
Class B Convertible Preferred Stock [Member]
Conversion price						3.58
Class B Warrant [Member]
Exercise price of warrants														$ 12.00
Number of warrants issued																145,225
Number of warrants outstanding														265,500		145,225
Placement Agent Member
Common stock par value																			$ 0.0001	$ 0.0001
Preferred stock par value																			0.0001	0.0001
Number of shares sold during transaction	140,000		162,000
Sale of stock, price per share																			10.00	5.00
Proceeds from issuance of private placement	$ 587,957		$ 613,200
Exercise price of warrants																			$ 12.00	$ 12.00
Fair value of warrants	12,527
Payments for commissions	74,574		64,800
Legal fees	33,469		128,000
Escrow fees	$ 4,000		$ 4,000
Number of warrants issued	3,500
Placement Agent Member | Class A Warrant [Member]
Number of shares sold during transaction										1,099,500
Proceeds from issuance of private placement										$ 733,000
Exercise price of warrants									$ 12.00	$ 12.00	$ 12.00
Fair value of warrants										$ 176,250
Volatility rate										250.00%
Expected term										3 years
Expected dividend rate										0.00%
Warrants to purchase common stock									61,083	61,083	61,083
Warrants description									The Class A Warrants are redeemable upon thirty (30) days' notice, at a price of $0.60 per Class A Warrant, provided the average of the closing bid price of the common stock, as reported by NASDAQ or the average of the last sale price if the common stock is then listed on the NASDAQ or another national securities exchange, shall exceed $24.00 per share (subject to adjustment) for 10 consecutive trading days prior to the third day preceding the date on which notice of redemption is given by the warrant holder. The holders of Class A Warrants called for redemption have exercise rights until the close of business on the date fixed for redemption.
Placement Agent Member | Class B Convertible Preferred Stock [Member]
Conversion price						$ 10.00
Convertible preferred stock, terms of conversion						The Class B Convertible Preferred Stock are convertible at the holders' option at any time into shares of common stock at a conversion price of $10.00 per share, as may be adjusted (the "Optional Conversion"). The Class B Convertible Preferred Stock will be automatically converted upon the completion of an IPO at an adjusted conversion price that is, in the case of: (i) a Qualified IPO (as defined), the lesser of (A) $10.00 per share and (B) seventy percent (70%) of the offering price per share of common stock in such Qualified IPO; (ii) a Non-Qualified IPO (as defined), fifty percent (50%) of the lesser of (A) $10.00 per share and (B) the offering price per share of common stock in such Non-Qualified IPO, or (iii) an OTC Listing, at fifty percent (50%) of $10.00 per share. The conversion price of the Class B Convertible Preferred Stock is subject to standard anti-dilution provisions in connection with any stock split, stock dividend, subdivision or similar reclassification of the common stock. The conversion price of the Class B Convertible Preferred Stock is also subject to adjustment if the company consummates a subsequent sale of common stock (or securities exercisable for or convertible into common stock) prior to an initial public offering of common stock, at a purchase price per share of common stock (or, with respect to securities exercisable for or convertible into common stock, having an exercise or conversion price- per share of common stock) less than $10.00 per share, at which time it will adjust to the new securities' price.
Accredited Investors [Member] | Placement Agent Member
Number of shares sold during transaction											122,167
Sale of stock, price per share										$ 3.00	$ 3.00
Sale of stock, description of transaction											Each unit consisting of one-half (1/2) of a share of common stock and one-half (1/2) of a redeemable Class A Warrant
Proceeds from issuance of private placement											$ 366,500
Risk-free interest rate						120.00%
Warrants description											The Class A Warrants are redeemable upon thirty (30) days' notice, at a price of $0.60 per Class A Warrant, provided the average of the closing bid price of the common stock, as reported by NASDAQ or the average of the last sale price if the common stock is then listed on the NASDAQ or another national securities exchange, shall exceed $24.00 per share (subject to adjustment) for 10 consecutive trading days prior to the third day preceding the date on which notice of redemption is given by the warrant holder. The holders of Class A Warrants called for redemption have exercise rights until the close of business on the date fixed for redemption.
Accredited Investors [Member] | Placement Agent Member | Class B Convertible Preferred Stock [Member]
Exercise price of warrants						$ 12.00
Accredited Investors [Member] | Placement Agent Member | October Units [Member]
Number of shares sold during transaction						229,000
Proceeds from issuance of private placement						$ 1,145,000
Placement Agent [Member] | Class B Warrant [Member]
Number of warrants issued																30,725
Placement Agent [Member] | Placement Agent Member | October Units [Member]
Fair value of warrants						$ 20,490
Volatility rate						335.98%
Risk-free interest rate						1.26%
Payments for commissions						$ 91,600
Legal fees						130,000
Escrow fees						3,000
Prepaid legal fees						$ 120,000
Warrants to purchase common stock						5,725
Share price						$ 3.58
October 2016 Debenture Noteholder [Member]
Class B convertible preferred stock, shares issued																84,375
Officer [Member] | 2016 Equity Incentive Plan [Member]
Compensation expense				$ 112,215											$ 56,108
Volatility rate														315.83%		315.83%
Risk-free interest rate														1.72%		1.72%
Share price														$ 3.60		$ 3.60
Stock issued during period, shares														1,000,000		1,000,000
Maximum number of shares eligible to receive by employees														125,000		125,000
Number of options to purchase common stock				125,000	125,000
Exercise price of options				$ 10.00	$ 10.00
Options vesting term				4 years	4 years
Percentage of vesting of options				25.00%	25.00%
Fair value of options														$ 448,861		$ 448,861
Third Party [Member]
Debt conversion, converted instrument, shares issued								83,333
Debt conversion, converted instrument, amount								$ 500,000
Third Party [Member] | Agreements [Member]
Debt conversion, converted instrument, shares issued													83,333
Debt conversion, converted instrument, amount													$ 500,000
Management team, Consultants and Advisors [Member]
Stock issued during period, shares, issued for services												846,750
Stock issued during period, value, issued for services												$ 10,161
Compensation expense												$ 599,499
Third Parties [Member] | Placement Agent Member | October Units [Member]
Proceeds from issuance of equity						$ 196,758
Promissory Note [Member] | Third Party [Member]
Debt instrument face amount																					$ 500,000
Debt interest rate																					21.00%
2016 Convertible Debenture [Member]
Debt interest rate						8.00%
2016 Convertible Debenture [Member] | Placement Agent [Member] | Placement Agent Member | October Units [Member]
Payments for commissions						$ 400,000